INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
The components of income (loss) before income tax expense from continuing operations are as follows:

	Year Ended December 31,
	2017	2016	2015

The Netherlands	$1,602	$(631)	$(2,048)
Subsidiaries outside of the Netherlands	6,296	3,977	(2,505)
Income (loss) before income tax expense	$7,898	$3,346	$(4,553)

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016

Deferred tax assets:
Operating loss carryforwards	$14,761	$18,907
Capital loss carryforwards	147	145
Allowance for doubtful accounts	13	20
Tax credit carryforwards	558	558
Accrued expenses	910	2,032
Total deferred tax assets	16,389	21,662

Deferred tax liabilities:
Depreciation of property and equipment	(139)	(56)
	16,250	21,606
Valuation allowance	(15,901)	(21,269)
Deferred tax assets, net	$349	$337

Schedule of Effective Income Tax Rate
The Company's effective income tax rate differs from The Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2017	2016	2015

Effective loss (income) tax benefit from continuing operations at statutory rate	$(1,975)	$(837)	$1,138
Rate differential	(545)	(493)	334
Non-deductible expenses	(131)	(89)	(162)
Adjustments to prior year tax losses	-	-	1,097
Tax rate change-impact on prior years	(4,472)	-	-
Changes in valuation allowance	5,368	874	(2,868)
Other	(278)	(459)	312
Income tax expense from continuing operations	$(2,033)	$(1,004)	$(149)